Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Earnings (Loss)	Retained Earnings	Deferred Compensation	Treasury Stock at Cost
Balance at Dec. 31, 2008	$ 686,578	$ 32,106	$ 196,989	$ 15,130	$ 785,619	$ 8,312	$ (351,578)
Balance (in shares) at Dec. 31, 2008		21,474,429
Increase (Decrease) in Shareholders' Equity
Net earnings	92,431				92,431
Other comprehensive earnings, net of tax	62,281			62,281
Treasury shares purchased	(19,251)						(19,251)
Treasury shares purchased (in shares)		(282,712)
Treasury shares reissued	5,222		5,222
Deferred compensation under Rabbi trust plans						(323)	323
Stock option excess tax benefit	444		444
Exercise of stock options	4,804	73	4,731
Exercise of stock options (in shares)	82,415	73,006
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(23,249)				(23,249)
Balance at Dec. 31, 2009	809,260	32,179	207,386	77,411	854,801	7,989	(370,506)
Balance (in shares) at Dec. 31, 2009		21,264,723
Increase (Decrease) in Shareholders' Equity
Net earnings	128,197				128,197
Other comprehensive earnings, net of tax	18,581			18,581
Treasury shares purchased	(23,858)						(23,858)
Treasury shares purchased (in shares)		(438,783)
Deferred compensation under Rabbi trust plans						(1,515)	1,515
Stock option excess tax benefit	2,732		2,732
Exercise of stock options	5,087	139	4,948
Exercise of stock options (in shares)	244,505	138,600
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(170,848)				(170,848)
Balance at Dec. 31, 2010	769,151	32,318	215,066	95,992	812,150	6,474	(392,849)
Balance (in shares) at Dec. 31, 2010		20,964,540
Increase (Decrease) in Shareholders' Equity
Net earnings	126,598				126,598
Other comprehensive earnings, net of tax	21,333			21,333
Treasury shares purchased	(6,624)						(6,624)
Treasury shares purchased (in shares)		(111,956)
Deferred compensation under Rabbi trust plans						3,971	(3,971)
Stock option excess tax benefit	4,210		4,210
Exercise of stock options	8,821	309	8,512
Exercise of stock options (in shares)	515,317	309,553
Dividends declared ($6.19, $8.15 and $1.08 per share during 2011, 2010 and 2009, respectively)	(130,855)				(130,855)
Balance at Dec. 31, 2011	$ 792,634	$ 32,627	$ 227,788	$ 117,325	$ 807,893	$ 10,445	$ (403,444)
Balance (in shares) at Dec. 31, 2011		21,162,137